Concentration, risks, and uncertainties (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 24, 2025	Apr. 22, 2025	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2023	Apr. 21, 2025
Concentration Risk [Line Items]
Working capital deficit				$ 26,530,542
Net loss			$ 4,521,375	19,140,172	$ (2,045,147)	$ (2,958,712)
Cash and cash equivalents			7,060,410	3,990,771
Trade financing facilities			$ 91,806,603	86,074,981
Purchase limit				15,055,548
Trade facilities available				$ 5,755,137
Gross proceeds	$ 11,586,250
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			91.43%	92.83%	92.43%	92.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			0.72%	0.70%	1.03%	1.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			0.71%	0.28%	1.42%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage					0.86%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			33.00%	43.00%	13.00%	44.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			26.00%	28.00%	32.00%	36.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			19.00%	15.00%	23.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			19.00%	13.00%	30.00%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			71.81%	61.40%	79.59%	46.01%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			1.37%	13.76%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				3.85%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			2.71%		1.19%
Cost of Revenue [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration of risk percentage					2.56%	36.26%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			33.00%	58.00%	39.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			26.00%	17.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration of risk percentage				15.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration of risk percentage			38.00%		19.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration of risk percentage					38.00%	95.00%
IPO [Member]
Concentration Risk [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares		3,100,000
Issuing price per share		$ 3.25
Over-Allotment Option [Member]
Concentration Risk [Line Items]
Issuance of shares pursuant to IPO, net of offering cost, shares		465,000
Issuing price per share		$ 3.25					$ 3.25
Initial Public Offering and Over-allotment Option [Member]
Concentration Risk [Line Items]
Gross proceeds	$ 11,586,250
Repayment Arrangements [Member]
Concentration Risk [Line Items]
Outstanding trade receivables balance amount				$ 20,358,225
Maturity date description				repaid in monthly installments over 60-month periods, commencing between November 2026 and February 2027 and ending between October 2030 and January 2032.
Repaid in monthly installments				60-month periods